Debt - 2015 Credit Facilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)
Line of Credit Facility [Line Items]
Loss on early extinguishment of debt	$ 52,180	$ 96,273	$ 114,335
2015 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Original Borrowing Capacity	4,600,000			$ 4,600,000
Commitments prepaid or terminated	2,643,867
Loss on early extinguishment of debt	$ 52,200
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate
Line Of Credit Facility, Insurance Premium, Percentage Of Drawn Amount	0.45%
Line Of Credit Facility, Unused Capacity Commitment Fee, Percentage Of Margin On Undrawn Commitment	40.00%
Line of Credit Facility, Unused Capacity Commitment Fee, Percentage of Undrawn Commitment	0.70%
Line Of Credit Facility Amortization Period	18 years
Debt Instrument, Fixed Charge, Coverage Ratio | Rate	1.25
2015 Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
2015 Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	65.00%
2015 Credit Facilities [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.30%
2015 Credit Facilities [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%